Related Party Balances and Transactions - Acceptance of services (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Acceptance of advertising service	¥ 5,222	¥ 138,497	¥ 79,763
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	4,533	4,159	3,627
Beijing Yiche Interactive Advertising Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	472		6,132
Tianjin Boyou Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	¥ 217	1,594	264
Beijing Chehui Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service		92,356	29,599
Beijing Xinyi Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service		39,919	37,935
Beijing Yiche Information Science and Technology Co., Ltd
Related Party Transaction [Line Items]
Acceptance of advertising service		280	466
Shanghai Yiju Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service		142	76
Bite Shijie (Beijing) Keji Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service		¥ 47	¥ 1,664